Borrowings (Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term Federal Home Loan Bank Advances	$ 35,945	$ 32,001
Convertible note due January 2017 at 4.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 0	10,000
Debt Instrument, Interest Rate, Stated Percentage	4.71%
Amortizing fixed rate borrowing due December 2017 at 1.27% [Member]
Long-term Federal Home Loan Bank Advances	$ 0	4,025
Debt Instrument, Interest Rate, Stated Percentage	1.27%
Amortizing fixed rate borrowing due January 2018 at 0.91% [Member]
Long-term Federal Home Loan Bank Advances	$ 51	662
Debt Instrument, Interest Rate, Stated Percentage	0.91%
Amortizing fixed rate borrowing due December 2018 at 1.42% [Member]
Long-term Federal Home Loan Bank Advances	$ 823	1,634
Debt Instrument, Interest Rate, Stated Percentage	1.42%
Amortizing fixed rate borrowing due January 2019 at 1.39% [Member]
Long-term Federal Home Loan Bank Advances	$ 5,451	0
Debt Instrument, Interest Rate, Stated Percentage	1.39%
Fixed rate term borrowing due August 2019 at 1.61% [Member]
Long-term Federal Home Loan Bank Advances	$ 10,000	0
Debt Instrument, Interest Rate, Stated Percentage	1.61%
Amortizing fixed rate borrowing due June 2020 at 1.49% [Member]
Long-term Federal Home Loan Bank Advances	$ 5,093	7,078
Debt Instrument, Interest Rate, Stated Percentage	1.49%
Amortizing fixed rate borrowing due December 2020 at 1.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 3,051	4,034
Debt Instrument, Interest Rate, Stated Percentage	1.71%
Amortizing fixed rate borrowing due March 2022 at 1.75% [Member]
Long-term Federal Home Loan Bank Advances	$ 3,730	4,568
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Amortizing fixed rate borrowing due October 2022 at 1.88% [Member]
Long-term Federal Home Loan Bank Advances	$ 7,746	$ 0
Debt Instrument, Interest Rate, Stated Percentage	1.88%